EXPLORATION, EVALUATION AND PROJECT EXPENSES	12 Months Ended
Dec. 31, 2024
Exploration, evaluation and project expenses [Abstract]
Exploration, Evaluation and Project Expenses	■ Exploration, Evaluation and Project Expenses

For the years ended December 31	2024	2023
Global exploration and evaluation[1]	$153	$143
Project costs:
Reko Diq	126	60
Lumwana	—	37
Other	76	81
Minesite exploration and evaluation[1]	37	40
Total exploration, evaluation and project expenses	$392	$361
[1]Approximates the impact on operating cash flow.